Financial Liabilities: Interest-bearing Loans and Borrowings (Details) $ in Millions					1 Months Ended		12 Months Ended
	Aug. 12, 2024 EUR (€)	Dec. 07, 2023 EUR (€)	Nov. 15, 2023 EUR (€)	Jun. 29, 2022 EUR (€)	Dec. 31, 2023 EUR (€) item	Oct. 31, 2023 EUR (€)	Dec. 31, 2024 EUR (€) borrower	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Aug. 26, 2024 EUR (€)	Aug. 16, 2024 EUR (€)	Aug. 16, 2024 USD ($)	Aug. 06, 2024 EUR (€)	Aug. 05, 2024 EUR (€)	Feb. 07, 2024 EUR (€)	Feb. 06, 2024 EUR (€)	Jun. 30, 2023 EUR (€)
Financial Liabilities: Interest-bearing Loans and Borrowings
Proceeds from borrowing							€ 365,975,000	€ 199,935,000	€ 113,459,000
Outstanding amount of previous credit facility							5,972,000,000
Repayment of debt facility							10,630,000	115,000,000	65,000,000
Finance expense							7,200,000	4,486,000	€ 9,681,000
Amount unutilized							€ 819,000,000
Net interest bearing debt to EBITDA ratio							2.75
Eneti Inc
Financial Liabilities: Interest-bearing Loans and Borrowings
Outstanding amount of previous credit facility						€ 59,400,000
Repayment of debt facility						12,600,000
Senior Secured Green Revolving Credit Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Term loan				3 years
Notional amount				€ 185,000,000
Maximum borrowing capacity																	€ 310,000,000
Term loan from DNB Bank ASA
Financial Liabilities: Interest-bearing Loans and Borrowings
Maximum borrowing capacity																	250,000,000
Overdraft facility from SpareBank 1 SR-Bank
Financial Liabilities: Interest-bearing Loans and Borrowings
Maximum borrowing capacity																	€ 60,000,000
New Debt Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Maximum borrowing capacity		€ 550,000,000
Proceeds from borrowing							€ 262,000,000
Available borrowing capacity							450,000,000
Repayment of debt facility						€ 115,000,000
Finance expense								1,800,000
Amount unutilized							€ 81,000,000
Minimum free liquidity, threshold percentage of gross interest-bearing debt							5.00%
Threshold minimum equity ratio							35
Threshold minimum working capital							€ 0
Interest rate basis (in percent)							80%
Maximum percentage of the consolidated net profit for dividends and distributions of new debt facility							50.00%
Period to provide written notice for cancelling total commitments and demanding prepayment of all amounts outstanding, upon change of control							60 days
New Debt Facility | Minimum
Financial Liabilities: Interest-bearing Loans and Borrowings
Minimum free liquidity, threshold cash and cash equivalents to be available at all times							€ 35,000,000
Minimum free liquidity, threshold percentage of gross interest-bearing debt							7.50%
Interest rate basis (in percent)							0.80%
New Debt Facility | Maximum
Financial Liabilities: Interest-bearing Loans and Borrowings
Minimum free liquidity, threshold cash and cash equivalents to be available at all times							€ 50,000,000
Minimum free liquidity, threshold percentage of gross interest-bearing debt							50.00%
Interest rate basis (in percent)							1.20%
Revolving credit facility, 5 year tenor
Financial Liabilities: Interest-bearing Loans and Borrowings
Term loan		5 years
Maximum borrowing capacity		€ 250,000,000
Revolving credit facility, 18 months tenor
Financial Liabilities: Interest-bearing Loans and Borrowings
Term loan		18 months
Maximum borrowing capacity		€ 100,000,000
Term loan, 8.5 year tenor
Financial Liabilities: Interest-bearing Loans and Borrowings
Term loan		8 years 6 months
Maximum borrowing capacity		€ 100,000,000
Uncommitted guarantee facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Maximum borrowing capacity		€ 100,000,000
Unsecured Holdco Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Term loan			5 years
Notional amount							€ 125,000,000								€ 80,000,000	€ 50,000,000
Additional Notional Amount										€ 45,000,000
Maximum amount of noncommitted accordion option			€ 50,000,000
New Credit Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Maximum borrowing capacity													€ 200,000,000	€ 100,000,000
Repayment of debt facility							6,000,000
Amount unutilized							188,000,000
New Credit Facility | Maximum
Financial Liabilities: Interest-bearing Loans and Borrowings
Maximum borrowing capacity													€ 350,000,000	€ 450,000,000
P-Class Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Term loan					12 years
Notional amount							425,000,000
Maximum borrowing capacity					€ 425,000,000			€ 425,000,000
Proceeds from borrowing	€ 210,000,000
Repayment of debt facility							4,000,000
Amount unutilized							€ 211,000,000
Number of subsidiaries along with whom the company entered in to the facility					2		2
Threshold minimum percentage of voting and/or ordinary shares considered as change of control							25.00%
M-Class Facility I & II
Financial Liabilities: Interest-bearing Loans and Borrowings
Notional amount | $												$ 436
Amount unutilized							€ 420,000,000
Borrowings By Name Axis M Class Facility One And Two [Member]
Financial Liabilities: Interest-bearing Loans and Borrowings
Notional amount											€ 420,000,000